Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Euro/US Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (131)	$ (80)
US Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	(1)
US Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	152	177
US Dollar/Japanese Yen [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)	0
US Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2	$ 1
Option contract [Member] | Euro/US Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Option contract [Member] | Euro/US Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Option contract [Member] | Euro/US Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | Euro/US Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Option contract [Member] | US Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | US Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(0)
Option contract [Member] | US Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | US Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | US Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(22)
Option contract [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(12)
Option contract [Member] | US Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	11
Option contract [Member] | US Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	24
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(42)
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(22)
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	25
Swap contract [Member] | US Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	53
Forward contracts [Member] | Euro/US Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	13
Forward contracts [Member] | Euro/US Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	6
Forward contracts [Member] | Euro/US Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Forward contracts [Member] | Euro/US Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(15)
Forward contracts [Member] | US Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | US Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(0)
Forward contracts [Member] | US Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | US Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(66)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(35)
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	38
Forward contracts [Member] | US Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	81
Forward contracts [Member] | Other [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | Other [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | Other [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | Other [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	10
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	5
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(6)
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(12)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(31)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(16)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 38